TRADE AND OTHER PAYABLES - Summary of Trade and Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables [abstract]
Accruals	$ 290	$ 0
Trade payables	1,235	1,045
Accruals	4,292	1,968
Indirect taxes	703	256
Other payables	112	22
Trade and other payables	$ 6,342	$ 3,291